INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal corporate tax rate			21.00%
Net income before tax	$ 231,109	$ (10,862)	$ 212,790	$ (7,163)	$ (34,295)	$ (47)
Net operating loss carryforwards					43,707
Remaining taxable income			169,083
Current tax provision	$ 35,508		$ 35,508		$ 0